INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss	$ 12,798	$ 6,961
Other accruals	77	73
Credit carryforwards.	1,426	796
Total deferred tax assets	14,301	7,830
Valuation Allowance	(13,425)	(7,278)	$ (3,096)
Deferred Tax Assets, Net of Valuation Allowance	876	552
Fixed Assets and liability	(876)	(552)
Federal
Deferred tax assets:
Net operating loss	41,800
Credit carryforwards.	1,200	600
Valuation Allowance	(45,800)
State
Deferred tax assets:
Net operating loss	47,200	25,600
Credit carryforwards.	$ 1,500	900
Valuation Allowance		$ (25,100)